COMMITMENTS AND CONTINGENCIES - Lease commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lease commitments
Rental expenses	$ 20,905	$ 19,765	$ 17,116
Future minimum lease payments under non-cancelable operating lease agreements
2019	18,287
2020	11,790
2021	9,379
2022	2,485
2023	838
Thereafter	7,743
Total	$ 50,522
Minimum
Lease commitments
Remaining terms for various operating lease agreements	1 month
Maximum
Lease commitments
Remaining terms for various operating lease agreements	402 months